Financial Instruments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 21,799,227	₩ 20,878,487
Financial guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 3,147,280	₩ 3,135,084